CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.6%
COMMUNICATION SERVICES - 7.1%
Interactive Media & Services - 1.6%
Alphabet Inc., Class A Shares	17,843	$48,284,407	*

Media - 5.5%
Charter Communications Inc., Class A Shares	80,081	47,515,260	*
Comcast Corp., Class A Shares	1,130,520	56,514,695
DISH Network Corp., Class A Shares	1,896,317	59,544,354	*

Total Media		163,574,309

TOTAL COMMUNICATION SERVICES		211,858,716

CONSUMER DISCRETIONARY - 5.7%
Hotels, Restaurants & Leisure - 2.4%
Booking Holdings Inc.	28,952	71,109,876	*

Specialty Retail - 3.3%
Home Depot Inc.	150,703	55,304,987
TJX Cos. Inc.	579,826	41,730,077

Total Specialty Retail		97,035,064

TOTAL CONSUMER DISCRETIONARY		168,144,940

CONSUMER STAPLES - 1.4%
Beverages - 1.4%
PepsiCo Inc.	238,390	41,365,433

ENERGY - 6.5%
Oil, Gas & Consumable Fuels - 6.5%
Chevron Corp.	444,886	58,426,878
ConocoPhillips	1,125,940	99,780,803
Enterprise Products Partners LP	1,552,850	36,709,374

TOTAL ENERGY		194,917,055

FINANCIALS - 24.0%
Banks - 9.6%
Bank of America Corp.	3,024,868	139,567,409
JPMorgan Chase & Co.	764,813	113,651,212
US Bancorp	575,625	33,495,619

Total Banks		286,714,240

Capital Markets - 3.8%
Bank of New York Mellon Corp.	718,805	42,596,384
Charles Schwab Corp.	812,520	71,258,004

Total Capital Markets		113,854,388

See Notes to Schedule of Investments.

ClearBridge Large Cap Value Fund 2022 Quarterly Report	1

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Consumer Finance - 5.0%
American Express Co.	583,482	$104,921,733
Capital One Financial Corp.	287,298	42,155,236

Total Consumer Finance		147,076,969

Diversified Financial Services - 1.7%
Berkshire Hathaway Inc., Class B Shares	157,470	49,291,260	*

Insurance - 3.9%
Marsh & McLennan Cos. Inc.	261,992	40,252,451
Progressive Corp.	357,128	38,805,528
Travelers Cos. Inc.	229,177	38,084,634

Total Insurance		117,142,613

TOTAL FINANCIALS		714,079,470

HEALTH CARE - 8.5%
Biotechnology - 1.0%
Amgen Inc.	138,210	31,393,019

Health Care Providers & Services - 4.8%
Anthem Inc.	141,542	62,418,607
UnitedHealth Group Inc.	171,130	80,870,904

Total Health Care Providers & Services		143,289,511

Pharmaceuticals - 2.7%
Johnson & Johnson	312,718	53,878,184
Merck & Co. Inc.	311,766	25,402,694

Total Pharmaceuticals		79,280,878

TOTAL HEALTH CARE		253,963,408

INDUSTRIALS - 15.7%
Aerospace & Defense - 4.8%
Northrop Grumman Corp.	131,850	48,771,315
Raytheon Technologies Corp.	1,032,937	93,160,588

Total Aerospace & Defense		141,931,903

Air Freight & Logistics - 2.0%
United Parcel Service Inc., Class B Shares	298,935	60,447,646

Electrical Equipment - 1.6%
Vertiv Holdings Co.	2,307,146	48,127,066

Industrial Conglomerates - 1.2%
Honeywell International Inc.	173,650	35,507,952

See Notes to Schedule of Investments.

2	ClearBridge Large Cap Value Fund 2022 Quarterly Report

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Machinery - 6.1%
Deere & Co.	262,800	$98,917,920
Illinois Tool Works Inc.	211,070	49,373,495
Otis Worldwide Corp.	393,268	33,596,885

Total Machinery		181,888,300

TOTAL INDUSTRIALS		467,902,867

INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 4.6%
Cisco Systems Inc.	1,303,870	72,586,443
Motorola Solutions Inc.	277,075	64,264,775

Total Communications Equipment		136,851,218

Electronic Equipment, Instruments & Components - 3.4%
TE Connectivity Ltd.	700,952	100,243,146

IT Services - 2.0%
Visa Inc., Class A Shares	267,860	60,581,896

Semiconductors & Semiconductor Equipment - 2.2%
Intel Corp.	714,980	34,905,324
QUALCOMM Inc.	172,870	30,383,631

Total Semiconductors & Semiconductor Equipment		65,288,955

Software - 2.2%
Microsoft Corp.	102,838	31,980,561
Oracle Corp.	414,310	33,625,400

Total Software		65,605,961

Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc.	82,230	14,372,159

TOTAL INFORMATION TECHNOLOGY		442,943,335

MATERIALS - 5.0%
Chemicals - 3.7%
Air Products & Chemicals Inc.	213,868	60,336,440
PPG Industries Inc.	323,750	50,569,750

Total Chemicals		110,906,190

Construction Materials - 1.3%
Martin Marietta Materials Inc.	95,830	37,289,370

TOTAL MATERIALS		148,195,560

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	208,571	52,455,606

UTILITIES - 5.0%
Electric Utilities - 1.6%
Edison International	737,617	46,314,971

See Notes to Schedule of Investments.

ClearBridge Large Cap Value Fund 2022 Quarterly Report	3

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Multi-Utilities - 3.4%
Sempra Energy		739,819	$102,213,393

TOTAL UTILITIES			148,528,364

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,759,976,757)			2,844,354,754

	RATE
SHORT-TERM INVESTMENTS - 3.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	89,361,676	89,361,676
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	22,340,419	22,340,419	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $111,702,095)			111,702,095

TOTAL INVESTMENTS - 99.3% (Cost - $1,871,678,852)			2,956,056,849
Other Assets in Excess of Liabilities - 0.7%			20,520,120

TOTAL NET ASSETS - 100.0%			$2,976,576,969

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2022, the total market value of investments in Affiliated Companies was $22,340,419 and the cost was $22,340,419 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Large Cap Value Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$2,844,354,754	—	—	$2,844,354,754
Short-Term Investments†	111,702,095	—	—	111,702,095

Total Investments	$2,956,056,849	—	—	$2,956,056,849

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2022. The following transactions were effected in such company for the period ended January 31, 2022.

	Affiliate Value at October 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$19,071,766	$27,232,962	27,232,962	$23,964,309	23,964,309

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$440	—	$22,340,419

7